SUPPLEMENT DATED AUGUST 25, 2011 TO THE PROSPECTUS FOR PACIFIC SELECT FUND CLASS I AND P SHARES DATED MAY 1, 2011
International Small-Cap Portfolio
International Small-Cap Portfolio — The footnote to the Annual fund operating expenses table in the Fees and expenses subsection is deleted and replaced with the following:

[1]	The investment adviser has contractually agreed to waive 0.02% of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch is terminated.

The Examples table in the Fees and expenses subsection is deleted and replaced with the following:

	Class I	Class P
1 year	$110	$90

3 years	$346	$283

5 years	$602	$494

10 years	$1,337	$1,104

International Value Portfolio
International Value Portfolio — The second paragraph of the Principal investment strategies subsection and the first sentence of the second paragraph of the Investments and strategies subsection are deleted and replaced with the following:
Under normal conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries and in a range of 60 to 90 companies.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Central Index Key	dei_EntityCentralIndexKey	0000813900
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 30, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	psf813900_SupplementTextBlock	SUPPLEMENT DATED AUGUST 25, 2011 TO THE PROSPECTUS FOR PACIFIC SELECT FUND CLASS I AND P SHARES DATED MAY 1, 2011
International Small-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf813900_SupplementTextBlock
International Small-Cap Portfolio — The footnote to the Annual fund operating expenses table in the Fees and expenses subsection is deleted and replaced with the following:

[1]	The investment adviser has contractually agreed to waive 0.02% of its management fee through April 30, 2013. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch is terminated.

The Examples table in the Fees and expenses subsection is deleted and replaced with the following:

	Class I	Class P
1 year	$110	$90

3 years	$346	$283

5 years	$602	$494

10 years	$1,337	$1,104

International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf813900_SupplementTextBlock
International Value Portfolio — The second paragraph of the Principal investment strategies subsection and the first sentence of the second paragraph of the Investments and strategies subsection are deleted and replaced with the following:
Under normal conditions, the portfolio generally expects to invest in at least 10 different non-U.S. countries and in a range of 60 to 90 companies.